Right-of-Use Assets and Lease Liabilities (Details) - Schedule of consolidated statement of financial position - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Schedule Of Consolidated Statement Of Financial Position Abstract
Current	$ 171,496	$ 263,207
Non-current	150,032	105,540
Total	$ 321,528	$ 368,747